Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,271,084
Acquisitions	547,941
Acquisitions through business combinations	3,682,812
Disposals and cancellations	(75,426)
Depreciation charges	(162,767)
Transfer to assets held for sale	7,556
Impairments	(4,566)
Transfers	0
Translation differences	13,008
Property, plant and equipment at end of period	7,279,642
Contractual commitments for acquisition of property, plant and equipment	1,900,000	$ 2,400,000
Property, plant and equipment | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,617,484
Acquisitions	18,727
Acquisitions through business combinations	3,472,061
Disposals and cancellations	(75,316)
Depreciation charges	(152,608)
Transfer to assets held for sale	7,556
Impairments	0
Transfers	413,314
Translation differences	4,913
Property, plant and equipment at end of period	6,306,131
Property, plant and equipment | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	628,405
Acquisitions	528,386
Acquisitions through business combinations	0
Disposals and cancellations	0
Depreciation charges	0
Transfer to assets held for sale	0
Impairments	0
Transfers	(413,314)
Translation differences	2,853
Property, plant and equipment at end of period	746,330
Contractual commitments for acquisition of property, plant and equipment	1,920,979
Property, plant and equipment | Vessels under construction | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	496,460
Property, plant and equipment | Vessels under construction | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	1,048,011
Property, plant and equipment | Vessels under construction | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	136,258
Property, plant and equipment | Vessels under construction | Container vessels
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	55,422
Property, plant and equipment | Vessels under construction | Container vessels | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	7,854
Property, plant and equipment | Vessels under construction | Container vessels | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	39,960
Property, plant and equipment | Vessels under construction | Container vessels | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	7,608
Property, plant and equipment | Vessels under construction | Chemical tankers
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	411,450
Property, plant and equipment | Vessels under construction | Chemical tankers | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	34,350
Property, plant and equipment | Vessels under construction | Chemical tankers | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	102,750
Property, plant and equipment | Vessels under construction | Chemical tankers | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	34,100
Property, plant and equipment | Vessels under construction | CSOVs
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	219,947
Property, plant and equipment | Vessels under construction | CSOVs | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	106,459
Property, plant and equipment | Vessels under construction | CSOVs | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	86,258
Property, plant and equipment | Vessels under construction | CSOVs | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	27,230
Property, plant and equipment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21,628
Acquisitions	529
Acquisitions through business combinations	0
Disposals and cancellations	(110)
Depreciation charges	(2,054)
Transfer to assets held for sale	0
Impairments	0
Transfers	1,214
Translation differences	2,534
Property, plant and equipment at end of period	23,741
Property, plant and equipment | Pre-payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,657
Acquisitions	299
Acquisitions through business combinations	0
Disposals and cancellations	0
Depreciation charges	0
Transfer to assets held for sale	0
Impairments	0
Transfers	(1,214)
Translation differences	134
Property, plant and equipment at end of period	876
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,910
Acquisitions	0
Acquisitions through business combinations	210,751
Disposals and cancellations	0
Depreciation charges	(8,105)
Transfer to assets held for sale	0
Impairments	(4,566)
Transfers	0
Translation differences	2,574
Property, plant and equipment at end of period	202,564
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,686,314
Property, plant and equipment at end of period	8,818,879
Cost | Property, plant and equipment | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,020,942
Property, plant and equipment at end of period	7,821,483
Cost | Property, plant and equipment | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	628,405
Property, plant and equipment at end of period	746,330
Cost | Property, plant and equipment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,098
Property, plant and equipment at end of period	35,246
Cost | Property, plant and equipment | Pre-payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,657
Property, plant and equipment at end of period	876
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,212
Property, plant and equipment at end of period	214,944
Depreciation & impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,415,230)
Property, plant and equipment at end of period	(1,539,237)
Depreciation & impairment losses | Property, plant and equipment | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,403,458)
Property, plant and equipment at end of period	(1,515,352)
Depreciation & impairment losses | Property, plant and equipment | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0
Depreciation & impairment losses | Property, plant and equipment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(8,470)
Property, plant and equipment at end of period	(11,505)
Depreciation & impairment losses | Property, plant and equipment | Pre-payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0
Depreciation & impairment losses | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,302)
Property, plant and equipment at end of period	$ (12,380)